Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Loss attributable to common shareholders	$ 64,865	$ 26,982
Weighted average number of common shares outstanding	300,511,000	246,161,000